Consolidated income statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated income statement
Insurance revenue		$ 10,358	$ 9,371	$ 8,549
Insurance service expense:
Claims incurred		(3,147)	(2,913)	(2,563)
Directly attributable expenses incurred		(1,328)	(1,258)	(1,221)
Amortisation of insurance acquisition cash flows		(3,157)	(2,745)	(2,453)
Other insurance service expenses		(131)	(197)	(30)
Insurance service expense		(7,763)	(7,113)	(6,267)
Net expense from reinsurance contracts held		(302)	(171)	(105)
Insurance service result		2,293	2,087	2,177
Interest revenue calculated using the effective interest method		477	340	237
Other investment return on financial investments		5,442	9,423	(29,617)
Investment return		5,919	9,763	(29,380)
Fair value movements on investment contract liabilities		(95)	(24)	67
Net insurance and reinsurance finance income (expense):
Net finance (expense) income from insurance contracts		(4,154)	(8,839)	28,623
Net finance (expense) income from reinsurance contracts held		(338)	191	(1,193)
Net insurance and reinsurance finance income (expense)		(4,492)	(8,648)	27,430
Net investment result		1,332	1,091	(1,883)
Other revenue		382	369	436
Non-insurance expenditure		(1,003)	(990)	(1,019)
Finance costs: interest on core structural borrowings of shareholder-financed businesses		(171)	(172)	(200)
(Loss) gain attaching to corporate transactions		(71)	(22)	55
Share of profit (loss) from joint ventures and associates, net of related tax		477	(91)	(85)
Profit (loss) before tax (being tax attributable to shareholders' and policyholders' returns) note (i)	[1]	3,239	2,272	(519)
Tax charge attributable to policyholders' returns		(286)	(175)	(124)
Profit (loss) before tax attributable to shareholders' returns		2,953	2,097	(643)
Total tax charge attributable to shareholders' and policyholders' returns		(824)	(560)	(478)
Remove tax charge attributable to policyholders' returns		286	175	124
Tax charge attributable to shareholders' returns		(538)	(385)	(354)
Profit (loss) for the year		2,415	1,712	(997)
Attributable to:
Profit (loss) attributable to equity holders of the Company		2,285	1,701	(1,007)
Profit (loss) attributable to non-controlling interests		130	11	10
Profit (loss) for the year		$ 2,415	$ 1,712	$ (997)
Basic
Basic earnings per share		$ 0.841	$ 0.621	$ (0.368)
Diluted
Diluted earnings per share		$ 0.84	$ 0.619	$ (0.368)

[1]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those taxes on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge under IAS 12. Consequently, the profit before tax measure is not representative of pre-tax profit attributable to shareholders.